Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.1%
ANDRITZ AG	313	$14,066

Belgium — 4.5%
Ageas	2,105	121,274
Colruyt SA	3,113	173,095
Groupe Bruxelles Lambert SA	3,354	336,695
Proximus SADP	7,875	241,872
UCB SA	2,895	233,386

		1,106,322

Denmark — 5.7%
Carlsberg A/S, Class B	1,542	217,035
Chr Hansen Holding A/S	913	70,115
Coloplast A/S, Class B	2,132	257,027
DSV PANALPINA A/S	781	75,819
H Lundbeck A/S	999	34,093
ISS A/S	1,824	47,755
Novo Nordisk A/S, Class B	6,045	330,301
Orsted A/S(a)	2,283	200,354
Tryg A/S	6,663	186,189

		1,418,688

Finland — 3.2%
Elisa OYJ	4,826	263,661
Fortum OYJ	2,084	50,894
Kone OYJ, Class B	1,054	67,073
Neste OYJ	1,420	51,265
Nokia OYJ	8,238	30,270
Nordea Bank Abp	1,957	14,347
Nordea Bank Abp, New	801	5,859
Sampo OYJ, Class A	7,761	318,116

		801,485

France — 13.0%
Aeroports de Paris	960	182,503
Air Liquide SA	1,344	178,583
Covivio	1,812	205,188
Danone SA	2,141	177,617
Dassault Aviation SA	8	11,112
Dassault Systemes SE	164	24,893
EssilorLuxottica SA	1,002	152,926
Eutelsat Communications SA	769	14,585
Gecina SA	669	114,792
Getlink SE	8,259	138,304
Hermes International	516	371,311
ICADE	223	21,844
Klepierre SA	823	30,658
L’Oreal SA	929	271,340
LVMH Moet Hennessy Louis Vuitton SE	51	21,763
Orange SA	19,320	311,245
Pernod Ricard SA	1,223	225,815
Sanofi	3,748	345,472
SCOR SE	544	22,929
Societe BIC SA	690	47,920
Sodexo SA(b)	741	81,512
Suez	808	12,598
Thales SA	1,439	140,699
TOTAL SA	2,431	127,837

		3,233,446

Germany — 10.8%
adidas AG	293	90,498

Security	Shares	Value

Germany (continued)
Allianz SE, Registered	904	$220,872
Aroundtown SA	3,941	33,266
Beiersdorf AG	1,398	165,560
Deutsche Boerse AG	617	95,647
Deutsche Telekom AG, Registered	20,940	368,368
Deutsche Wohnen SE	1,494	56,204
E.ON SE	4,401	44,371
Fraport AG Frankfurt Airport Services Worldwide	783	65,464
Fresenius Medical Care AG & Co. KGaA	622	45,022
Fresenius SE & Co. KGaA	220	11,567
Hannover Rueck SE	1,189	210,650
Henkel AG & Co. KGaA	1,339	128,994
Merck KGaA	1,995	237,930
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,452	403,361
QIAGEN NV(c)	1,311	39,359
RTL Group SA	365	18,553
SAP SE	1,128	149,504
Siemens Healthineers AG(a)	1,122	47,686
Symrise AG	374	36,001
Telefonica Deutschland Holding AG	14,871	47,201
Uniper SE	2,226	69,387
Vonovia SE	1,848	98,365

		2,683,830

Ireland — 1.8%
AIB Group PLC	9,996	32,029
Flutter Entertainment PLC	162	16,740
Kerry Group PLC, Class A	2,979	360,270
Kingspan Group PLC	722	37,423

		446,462

Italy — 2.8%
Assicurazioni Generali SpA	5,420	109,901
Davide Campari-Milano SpA	2,392	21,923
Enel SpA	19,660	152,220
Eni SpA	1,943	29,416
Recordati SpA	1,127	47,364
Snam SpA	38,829	199,270
Terna Rete Elettrica Nazionale SpA	21,405	141,468

		701,562

Netherlands — 4.9%
Akzo Nobel NV	749	68,981
Heineken Holding NV	1,642	156,444
Heineken NV	2,443	249,277
Koninklijke Ahold Delhaize NV	7,496	186,702
Koninklijke KPN NV	18,520	57,440
NN Group NV	1,322	50,397
Unilever NV	5,136	303,403
Wolters Kluwer NV	1,984	146,132

		1,218,776

Norway — 3.0%
DNB ASA	701	12,758
Equinor ASA	9,111	168,799
Gjensidige Forsikring ASA	7,904	147,987
Mowi ASA	4,450	108,667
Orkla ASA	12,300	118,349
Telenor ASA	9,441	177,021

		733,581

Spain — 3.3%
Aena SME SA(a)	510	93,597

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Enagas SA	364	$9,011
Endesa SA	7,382	200,952
Iberdrola SA	25,960	266,685
Industria de Diseno Textil SA	4,031	125,696
Red Electrica Corp. SA	6,712	135,163

		831,104

Sweden — 3.1%
Assa Abloy AB, Class B	3,434	81,624
Essity AB, Class B	533	16,669
Hennes & Mauritz AB, Class B	2,405	50,363
ICA Gruppen AB	2,567	113,771
Investor AB, Class B	1,723	88,436
L E Lundbergforetagen AB, Class B	916	34,551
Millicom International Cellular SA, SDR	210	9,591
Svenska Handelsbanken AB, Class A	5,072	50,887
Tele2 AB, Class B	2,107	30,191
Telefonaktiebolaget LM Ericsson, Class B	2,465	21,584
Telia Co. AB	59,605	262,627

		760,294

Switzerland — 20.5%
Alcon Inc.(c)	760	44,872
Baloise Holding AG, Registered	1,120	206,804
Barry Callebaut AG, Registered	52	109,612
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	26	193,139
Chocoladefabriken Lindt & Spruengli AG, Registered	1	81,885
Cie. Financiere Richemont SA, Registered	171	13,448
Geberit AG, Registered	301	152,704
Givaudan SA, Registered	129	378,731
Kuehne + Nagel International AG, Registered	1,910	308,445
Nestle SA, Registered	3,569	380,935
Novartis AG, Registered	4,286	373,936
Pargesa Holding SA, Bearer	345	27,236
Partners Group Holding AG	206	160,583
Roche Holding AG, NVS	1,353	406,963
Schindler Holding AG, Registered	371	87,679
SGS SA, Registered	97	252,441
Sonova Holding AG, Registered	431	98,714
Swiss Life Holding AG, Registered	590	294,895
Swiss Prime Site AG, Registered	3,412	351,314
Swiss Re AG	3,466	362,846
Swisscom AG, Registered	746	381,033
Zurich Insurance Group AG	1,094	427,400

		5,095,615

United Kingdom — 22.7%
Admiral Group PLC	4,775	124,936
Associated British Foods PLC	362	10,427
AstraZeneca PLC	3,712	360,297
BAE Systems PLC	16,236	121,056
BP PLC	26,629	168,603
British American Tobacco PLC	1,147	40,104
British Land Co. PLC (The)	3,726	29,922
BT Group PLC	42,380	112,257
Bunzl PLC	1,440	37,416
Burberry Group PLC	691	18,276
Centrica PLC	26,845	25,205

Security	Shares	Value

United Kingdom (continued)
Coca-Cola European Partners PLC	3,245	$173,640
Compass Group PLC	14,476	385,128
Croda International PLC	388	24,180
Diageo PLC	8,285	339,259
Direct Line Insurance Group PLC	39,975	140,751
Experian PLC	3,804	119,515
GlaxoSmithKline PLC	16,641	380,840
HSBC Holdings PLC	30,080	226,924
Imperial Brands PLC	2,753	60,290
Land Securities Group PLC	19,567	238,005
Marks & Spencer Group PLC	21,729	51,033
National Grid PLC	31,004	361,594
Next PLC	238	20,271
Pearson PLC	1,760	15,537
Reckitt Benckiser Group PLC	1,022	78,872
RELX PLC	12,499	300,507
Royal Dutch Shell PLC, Class A	9,451	273,087
RSA Insurance Group PLC	8,731	58,998
Segro PLC	28,251	308,612
Severn Trent PLC	3,832	111,817
Smith & Nephew PLC	12,137	259,530
SSE PLC	9,899	164,407
Unilever PLC	3,821	228,554
United Utilities Group PLC	11,907	134,077
Vodafone Group PLC	58,718	119,594
Whitbread PLC	495	26,012

		5,649,533

Total Common Stocks — 99.4% (Cost: $23,703,305)		24,694,764

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(d)(e)(f)	67,130	67,164
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(d)(e)	5,000	5,000

		72,164

Total Short-Term Investments — 0.3% (Cost: $72,151)		72,164

Total Investments in Securities — 99.7% (Cost: $23,775,456)		24,766,928

Other Assets, Less Liabilities — 0.3%		71,273

Net Assets — 100.0%		$24,838,201

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Min Vol Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	70,627	(3,497)	67,130	$67,164	$57	(a)	$1	$(1)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,000	—	5,000	5,000	17		—	—

				$72,164	$74		$1	$(1)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$24,694,764	$—	$—	$24,694,764
Money Market Funds	72,164	—	—	72,164

	$24,766,928	$—	$—	$24,766,928

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

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